Average Annual Total Returns (Active Bond Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Five Year	5.80%
Ten Year	5.84%
Series I, Active Bond Trust
Average Annual Total Returns
One Year	13.85%
Five Year	6.67%
Ten Year	6.18%
Date of Inception	Apr. 29, 2005
Series II, Active Bond Trust
Average Annual Total Returns
One Year	13.71%
Five Year	6.45%
Ten Year	6.06%
Date of Inception	Apr. 29, 2005
Series NAV, Active Bond Trust
Average Annual Total Returns
One Year	13.91%
Five Year	6.73%
Ten Year	6.21%
Date of Inception	Apr. 29, 2005